Convertible Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Shares Activities
The Company’s convertible preferred shares activities for the six months ended June 30, 2019 and 2020 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2019 and June 30, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2020	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819
Conversion to ordinary shares upon IPO	(30,227,056)	(102,852)	(687,482)	(30,305,212)	(139,407)	(921,243)	(31,046,360)	(197,478)	(1,306,633)	(3,857,143)	(26,914)	(188,819)

Balance as of June 30, 2020	—	—	—	—	—	—	—	—	—	—	—	—

The Company’s convertible preferred shares activities for the years ended December 31, 2018 and 2019 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2018	21,865,233	53,927	363,766	15,894,594	52,546	346,515	—	—	—	—	—	—
Issuance of Series A Preferred Shares upon exercise of Series A-3 Option	8,361,823	48,925	323,716	—	—	—	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Series-B Option	—	—	—	7,394,189	44,083	291,677	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of 2017 Notes	—	—	—	2,535,201	15,401	101,906	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of Onshore Convertible Loans	—	—	—	1,179,379	7,165	47,407	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Tranche I of Series B Warrants	—	—	—	3,301,849	20,212	133,738	—	—	—	—	—	—
Issuance of Series C Preferred Shares, net of issuance costs	—	—	—	—	—	—	31,046,360	197,478	1,306,633	—	—	—

Balance as of December 31, 2018	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—
Issuance of Series C-1 Preferred Shares, net of issuance costs	—	—	—	—	—	—	—	—	—	3,857,143	26,160	183,536
Adjustment at extinguishment of Series C-1 Preferred Shares	—	—	—	—	—	—	—	—	—	—	754	5,283

Balance as of December 31, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819